Derivative Instruments- Impact of Derivative Instruments on Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Hedging | Interest rate contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives Year ended Dec. 31,	$ 486	$ (47)	$ (150)
Gain or (loss) recognized in hedged item Year ended Dec. 31,	(468)	29	136
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	131	241	(646)
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	124	239	(643)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	(0.1)	0.1	(0.1)
Cash flow hedges | Foreign exchange contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(27)	4	(118)
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(28)	1	(114)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0	0	0
Cash flow hedges | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(3)	2	(6)
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(1)	3	(6)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	(0.1)	0.1	(0.1)
Cash flow hedges | Foreign exchange contracts | Trading revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	154	236	(525)
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	154	236	(525)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0	0	0
Cash flow hedges | Foreign exchange contracts | Salary expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	7	(1)	3
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(1)	(1)	2
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0	0	0
Net Investment Hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(50)	(181)	75
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	2	0	0
Net Investment Hedging | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	$ 0.1	$ 1.6	$ (0.1)